Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about financial instruments [abstract]
Schedule of Interest Rate Risk Profile of Borrowings	The interest rate risk profile of the Group's interest-bearing financial instruments was as follows:

As at	March 31,
	2021	2020
	$	$
Variable rate financial instruments
Credit Facility (note 10)	31,023	37,615
Other long-term debt (note 10)	213	347
	31,236	37,962

Summary of Quantitative Data About Exposure to Currency Risk
The summary quantitative data about the Group’s exposure to currency risk for the significant exchange rates is as follow, expressed in Canadian dollars:

As at	March 31,
	2021	2020
	USD	USD
Cash	681	1,258
Accounts receivable and other receivables	243	532
Accounts payable and accrued liabilities	(1,609)	(1,333)
Credit Facility	(4,023)	(19,765)
Net statement of financial position exposure	(4,708)	(19,308)